BORROWINGS - Short term borrowings (Details) € in Millions, ¥ in Millions, £ in Millions, $ in Millions	Mar. 29, 2026 EUR (€)	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CNY (¥)
Borrowings
Current		£ 1,962				£ 836
Borrowings		8,252				8,609
Commercial paper
Borrowings
Current		325	$ 430			£ 0
Borrowings		£ 325
Commercial paper | Euro
Borrowings
Nominal value | €				€ 2,000
Commercial paper | USD
Borrowings
Nominal value | $			$ 10,000
Commercial paper | Weighted average
Borrowings
Interest rate		4.50%	4.50%	4.50%	4.50%
Short-term bank loans | Weighted average
Borrowings
Interest rate		2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%
Pre-Separation EUR Medium Term Note
Borrowings
Current						£ 739	€ 850
Repayment of notes | €	€ 850
Pre-Separation USD Notes
Borrowings
Current		£ 1,509	$ 2,000
Short-term notes in issue
Borrowings
Average effective pre-swap interest rate		3.40%	3.40%	3.40%	3.40%	1.30%	1.30%	1.30%
Average effective post-swap interest rate		3.00%	3.00%	3.00%	3.00%	3.60%	3.60%	3.60%
CNY short-term bank loans
Borrowings
Current		£ 55			¥ 491	£ 22		¥ 201